Income Taxes	9 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 4 – Income Taxes

As previously discussed in Note 2 – Summary of Significant Accounting Policies, the Company is included in Ampio’s consolidated tax returns. For purposes of these financial statements, the Company’s taxes are computed and reported on a “separate return” basis. Ampio and Aytu do not have a tax sharing agreement. Accordingly, certain tax attributes, e.g., net operating loss carryforwards, reflected in these financial statements, may or may not be available to Aytu. In the event that Ampio’s ownership interest in Aytu falls below 80% and Aytu is deconsolidated from Ampio’s consolidated income tax return, the net operating loss carryforwards originated prior to deconsolidation would no longer be available to Aytu and the related deferred income tax asset would be removed and recorded as a deemed dividend to the parent.

Income tax benefit resulting from applying statutory rates in jurisdictions in which Aytu is taxed (Federal and State of Colorado) differs from the income tax provision (benefit) in the Aytu’s financial statements. The following table reflects the reconciliation for the respective periods:

	Years Ended June 30,		March 31, 2015
	2014	2013
			(unaudited)
Benefit at federal statutory rate	(34.00)%	(34.00)%	(34.00)%
State, net of federal income tax benefit	(2.89)%	(2.85)%	(2.89)%
Stock-based compensation	1.84%	2.31%	1.79%
Change in valuation allowance	22.29%	10.26%	34.65%
Other	0.03%	0.0%	0.03%

Effective tax rate	(12.73)%	(24.28)%	(0.42)%

Deferred income taxes arise from temporary differences in the recognition of certain items for income tax and financial reporting purposes. The approximate tax effects of significant temporary differences which comprise the deferred tax assets and liabilities are as follows for the respective periods:

	2014	2013	Nine Months Ended March 31, 2015
			(unaudited)
Current deferred income tax asset:
Deferred revenue short-term	$32,000	$18,000	$31,000
Valuation allowance	(13,000)	(3,000)	(18,000)

Total current deferred income tax asset	19,000	15,000	13,000

Long-term deferred income tax assets (liabilities):
Net operating loss carryforward	3,847,000	1,704,000	5,688,000
Section 197 intangible	482,000	515,000	458,000
Deferred revenue long-term	190,000	132,000	166,000
Share-based compensation expense	80,000	22,000	249,000
Acquired patents	—	—	—
Acquired in-process research and development	(2,779,000)	(2,779,000)	(2,779,000)
Less: Valuation allowance	(1,863,000)	(447,000)	(3,795,000)

Total long-term deferred income tax assets (liabilities)	(43,000)	(853,000)	(13,000)

Total deferred income tax assets (liabilities)	$(24,000)	$(838,000)	$—

Aytu has recorded income tax benefits in its statements of operations since inception, stemming from its operating losses, and is expected to incur operating losses for the foreseeable future. During the nine months ended March 31, 2015, the net deferred tax liability was reduced to zero based upon the operating losses, thus Aytu established a valuation allowance offsetting any future net deferred tax asset. As such, Aytu would no longer record income tax benefits in its results of operations after the nine months ended March 31, 2015 because management is unable to conclude that it is more likely than not that a benefit will be realized.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, carry back opportunities and tax planning strategies in making the assessment. The Company believes it is more likely than not it will realize the benefits of these deductible differences, net of the valuation allowance provided.

The Company has federal net operating loss carryforwards of approximately $10.4 million and $4.6 million as of June 30, 2014 and 2013, respectively. The available net operating losses, if not utilized to offset taxable income in future periods, will begin to expire in 2031 through 2034.

As of June 30, 2014 and 2013, the Company has no liability for gross unrecognized tax benefits or related interest and penalties.

We have made our best estimates of certain income tax amounts included in the combined financial statements. Application of our accounting policies and estimates, however, involves the exercise of judgment and use of assumptions as to future uncertainties and, as a result, could differ from these estimates. In arriving at our estimates, factors we consider include how accurate the estimates or assumptions have been in the past, how much the estimates or assumptions have changed and how reasonably likely such changes may have a material impact. Under the general statute of limitations, the Company would not be subject to federal or Colorado income tax examinations for years prior to 2011 and 2010, respectively. However, given the net operating losses generated since inception, all tax years since inception are subject to examination.